SUPPLEMENT DATED MAY 1, 2007 TO THE
FIRST INVESTORS INCOME FUNDS PROSPECTUS

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

Dated January 31, 2007

1.

The following information for the Investment Grade Fund is added after the first paragraph on page 16 in the Overview section under the heading “Principal Investment Strategies”:

The Fund may also invest in derivative high yield securities, such as credit-linked securities.

2.

The following information for the Investment Grade Fund is added after the sixth bullet on page 16 in the Overview section under the heading “Principal Risks”

■

Investments in derivative high yield securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.

3.

The following information for the Investment Grade Fund is added after the second paragraph on page 22 in the Fund in Detail section under the heading “Principal Investment Strategies”:

The Fund may also invest in derivative high yield securities, such as credit-linked securities.  Derivative securities are instruments that derive their value from other instruments, securities, or indices.  Credit-linked securities are securities that derive their values from either designated baskets of high yield securities or credit default swaps.

4.

The following information for the Investment Grade Fund is added after “Foreign Investment Risk” on page 23 in the Fund in Detail section under the heading “Principal Risks”:

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  Credit-linked securities may produce investment losses if the underlying securities or credit default swaps perform poorly, if they do not perform in line with their target index, or if counter-parties are unable to satisfy their obligations.  At times, it may be difficult to sell derivative securities.

IP0507

SUPPLEMENT DATED MAY 1, 2007 TO THE

FIRST INVESTORS INVESTMENT GRADE FUND PROSPECTUS

DATED JANUARY 31, 2007

5.

The following information for the Investment Grade Fund is added after the first paragraph on page 3 in the Overview section under the heading “Principal Investment Strategies”:

The Fund may also invest in derivative high yield securities, such as credit-linked securities.

6.

The following information for the Investment Grade Fund is added after the sixth bullet on page 3 in the Overview section under the heading “Principal Risks”:

■

Investments in derivative high yield securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.

7.

The following information for the Investment Grade Fund is added after the second paragraph on page 8 in the Fund in Detail section under the heading “Principal Investment Strategies”:

The Fund may also invest in derivative high yield securities, such as credit-linked securities.  Derivative securities are instruments that derive their value from other instruments, securities, or indices.  Credit-linked securities are securities that derive their values from either designated baskets of high yield securities or credit default swaps.

8.

The following information for the Investment Grade Fund is added after “Foreign Investment Risk” on page 9 in the Fund in Detail section under the heading “Principal Risks”:

Derivative Securities Risk:

Investments in derivative securities can increase the volatility of the Fund’s share price and expose the Fund to significant additional costs and potential investment losses.  Credit-linked securities may produce investment losses if the underlying securities or credit default swaps perform poorly, if they do not perform in line with their target index, or if counter-parties are unable to satisfy their obligations.  At times, it may be difficult to sell derivative securities.

IG0507

SUPPLEMENT DATED MAY 1, 2007 TO THE
FIRST INVESTORS INCOME FUNDS

STATEMENT OF ADDITIONAL INFORMATION

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

Dated January 31, 2007

1.

The information in SAI Part–I regarding Investment Policies of the First Investors Income Funds in Appendix B under the heading “Non-Fundamental Policies” on page I-B-2 is deleted and replaced with the following:

The Fund for Income and Investment Grade Fund have adopted the following non-fundamental investment restrictions, which may be changed without shareholder approval:

(1)

The Fund for Income and Investment Grade Fund may invest in credit-linked securities, provided that no more than 10% of each Fund’s net assets are invested in credit-linked securities.

2.

The information in SAI Part-I regarding Investment Strategies Used By The First Investors Income Funds under Appendix “A” for the Investment Grade Fund on page I-A-3 is deleted and replaced with the following:

Investments Strategies Used by the First Investors Income Funds

Investment Grade Fund	✓ Fund uses or currently anticipates using	─ Fund does not currently anticipate using
Debt Securities		✓
Commercial Paper and Other Short-Term Investments		✓
Corporate Bonds and Notes		✓
Convertible Debt Securities		✓
High Yield Securities		✓
Mortgage-Backed Securities		✓
Other Asset-Backed Securities		✓
Municipal Securities		✓
Syndicated Bank Loans		─
U.S. Government Securities		✓
Variable and Floating Rate Securities		✓
Zero Coupon and Pay-In-Kind Bonds		✓
Equity Securities		✓
Common Stocks, Preferred Stocks, and Warrants		✓
Shares of Other Investment Companies		─
Shares of Exchange Traded Funds		─
Real Estate Investment Trusts		─
Foreign Securities Exposure		✓
Depository Receipts		─
Foreign Securities Traded in the U.S.		✓
Foreign Securities Traded in Foreign Markets		─
Foreign Securities Traded in Emerging Markets		─
Foreign Currency		─
Derivatives		✓
Credit-Linked Securities		✓
Inverse Floaters		─
Interest Rate Swaps		─
Restricted and Illiquid Securities		✓
When-Issued Securities		✓
Stand-By Commitments		─
Options		─
Futures		─
Repurchase Agreements		─
Temporary Borrowing		✓
Temporary Defensive Investments		✓

IFSAI0507